Property, Plant And Equipment - Schedule of Utility Capital Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Cost	$ 56,167	$ 51,190
Accumulated Depreciation	(14,504)	(13,374)
Net Book Value	41,663	37,816
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	13,650	12,321
Accumulated Depreciation	(3,715)	(3,359)
Net Book Value	9,935	8,962
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	6,396	5,838
Accumulated Depreciation	(1,626)	(1,504)
Net Book Value	4,770	4,334
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	19,056	17,104
Accumulated Depreciation	(4,074)	(3,610)
Net Book Value	14,982	13,494
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,600	2,453
Accumulated Depreciation	(800)	(756)
Net Book Value	1,800	1,697
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	7,173	7,014
Accumulated Depreciation	(2,679)	(2,691)
Net Book Value	4,494	4,323
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	4,803	4,362
Accumulated Depreciation	(1,610)	(1,454)
Net Book Value	3,193	2,908
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,094	1,759
Accumulated Depreciation	0	0
Net Book Value	2,094	1,759
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	395	339
Accumulated Depreciation	0	0
Net Book Value	$ 395	$ 339